Segments Results (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Segment Reporting [Abstract]
Summary of Results of Operations for Reporting Segments

	Three Months Ended June 30,				Six Months Ended June 30,
	2021	2021	2021	2020	2021	2021	2021	2020
(Amounts in 000’s)	Real Estate Services	Healthcare Services	Total	Real Estate Services	Real Estate Services	Healthcare Services	Total	Real Estate Services
Revenues:
Patient care revenues	$—	$2,445	$2,445	$—	$—	$5,135	$5,135	$—
Rental revenues	3,763	—	3,763	4,293	7,844	—	7,844	8,590
Management fees	247	—	247	244	495	—	495	488
Other revenues	13	—	13	2	75	—	75	9

Total revenues	4,023	2,445	6,468	4,539	8,414	5,135	13,549	9,087

Expenses:
Patient care expense	—	2,254	2,254	—	—	4,457	4,457	—
Facility rent expense	1,342	297	1,639	1,639	2,684	595	3,279	3,279
Cost of management fees	150	—	150	174	315	—	315	325
Depreciation and amortization	649	3	652	769	1,297	5	1,302	1,545
General and administrative expense	823	122	945	714	1,722	259	1,981	1,591
Doubtful accounts expense (recovery)	—	37	37	(135)	—	77	77	(137)
Other operating expenses	239	4	243	297	471	4	475	521

Total expenses	3,203	2,717	5,920	3,458	6,489	5,397	11,886	7,124

Income (loss) from operations	820	(272)	548	1,081	1,925	(262)	1,663	1,963

Other expense (income) :
Interest expense, net	663	3	666	684	1,344	9	1,353	1,399
Other expense (income), net	323	—	323	(9)	717	—	717	135

Total other expense (income), net	986	3	989	675	2,061	9	2,070	1,534

(Loss) income from continuing operations before income taxes	(166)	(275)	(441)	406	(136)	(271)	(407)	429

(Loss) income from continuing operations	$(166)	$(275)	$(441)	$406	$(136)	$(271)	$(407)	$429
(Loss) income from discontinued operations, net of tax	(62)	—	(62)	6	(75)	—	(75)	(31)

Net Income (loss)	$(228)	$(275)	$(503)	$412	$(211)	$(271)	$(482)	$398

The table below presents the results of operations for our reporting segments for the periods presented.

	Three Months Ended September 30,				Nine Months Ended September 30,
	2021	2021	2021	2020	2021	2021	2021	2020
(Amounts in 000’s)	Real Estate Services	Healthcare Services	Total	Real Estate Services	Real Estate Services	Healthcare Services	Total	Real Estate Services
Revenues:
Patient care revenues	$—	$2,309	$2,309	$—	$—	$7,444	$7,444	$—
Rental revenues	4,136	—	4,136	4,308	11,980	—	11,980	12,898
Management fees	248	—	248	244	743	—	743	732
Other revenues	9	—	9	215	84	—	84	224

Total revenues	4,393	2,309	6,702	4,767	12,807	7,444	20,251	13,854

Expenses:
Patient care expense	—	2,454	2,454	—	—	6,911	6,911	—
Facility rent expense	1,342	298	1,640	1,640	4,026	893	4,919	4,919
Cost of management fees	153	—	153	161	468	—	468	486
Depreciation and amortization	645	6	651	694	1,942	11	1,953	2,239
General and administrative expense	861	111	972	743	2,583	370	2,953	2,334
Doubtful accounts (recovery) expense	(111)	111	—	790	(111)	188	77	653
Other operating expenses	199	5	204	109	670	9	679	630

Total expenses	3,089	2,985	6,074	4,137	9,578	8,382	17,960	11,261

Income (loss) from operations	1,304	(676)	628	630	3,229	(938)	2,291	2,593

	Three Months Ended September 30,				Nine Months Ended September 30,
	2021	2021	2021	2020	2021	2021	2021	2020
(Amounts in 000’s)	Real Estate Services	Healthcare Services	Total	Real Estate Services	Real Estate Services	Healthcare Services	Total	Real Estate Services
Other expense (income) :
Interest expense, net	666	3	669	692	2,010	12	2,022	2,091
Loss on extinguishment of debt	(146)	—	(146)	—	(146)	—	(146)	—
Other expense, net	122	—	122	9	839	—	839	144

Total other expense, net	642	3	645	701	2,703	12	2,715	2,235

(Loss) income from continuing operations before income taxes	662	(679)	(17)	(71)	526	(950)	(424)	358

(Loss) income from continuing operations	662	$(679)	$(17)	$(71)	526	$(950)	$(424)	$358
Loss from discontinued operations, net of tax	(22)	—	(22)	(2)	(97)	—	(97)	(33)

Net loss	$640	$(679)	$(39)	$(73)	$429	$(950)	$(521)	$325